Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income/(loss)	$ (5,739)	$ 5,310	$ 44,638
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized loss on non-designated derivative instruments	5,154
Depreciation and amortization	76,140	73,588	62,280
Payment of drydocking costs	(5,796)	(268)	(9,902)
Amortization of share-based compensation	1,074	1,412	1,573
Amortization of deferred financing costs	2,292	3,217	3,091
Share of result of equity accounted affiliates	38
Call option premium on redemption of 9.00% unsecured bond		2,500
Prior year expenses recovered from insurance claim		(504)
Insurance claim debtor	(642)	(7)	60
Changes in operating assets and liabilities
Accounts receivable	(2,144)	(7,831)	1,991
Bunkers and lubricant oils	(781)	(1,074)	(3,457)
Prepaid expenses and other current assets	2,629	(5,079)	(7,694)
Accounts payable, accrued interest and accrued expenses and other liabilities	7,664	4,654	(6,040)
Net cash provided by operating activities	77,517	75,921	86,748
Cash flows from investing activities
Payment to acquire vessels	(648)	(1,940)	(1,733)
Investment in equity accounted joint venture	(42,500)
Payment for vessels under construction		(180,629)	(239,179)
Purchase of other property, plant and equipment	(182)	(1,726)	(75)
Receipt of shipyard penalty payments		280	1,901
Placement of short term investment		(25,000)
Release of short term investment		25,000
Insurance recoveries	1,003	990	9,374
Capitalized costs for the repair of Navigator Aries			(8,441)
Net cash used in investing activities	(42,327)	(183,025)	(238,153)
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities	21,900	395,170	327,670
Issuance of senior secured bonds	71,697
Issuance of 7.75% senior unsecured bonds		100,000
Repayment of 9.00% senior unsecured bonds		(127,500)
Direct financing cost of secured term loan and revolving credit facilities	(38)	(2,058)	(2,680)
Repayment of secured term loan facilities and revolving credit facilities	(118,352)	(251,852)	(204,092)
Net cash provided by/(used in) financing activities	(25,784)	111,941	120,898
Net (decrease)/increase in cash, cash equivalents and restricted cash	9,406	4,837	(30,507)
Cash, cash equivalents and restricted cash at beginning of year	62,109	57,272	87,779
Cash, cash equivalents and restricted cash at end of year	71,515	62,109	57,272
Supplemental Information
Total interest paid during the year, net of amounts capitalized	41,465	35,890	29,815
Total tax paid during the year	176	515	601
Senior Secured Bonds [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)	(2,360)
Cash flows from financing activities
Issuance cost	(991)
Other [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Unrealized foreign exchange gain/(loss)	$ (12)	3	$ 208
2017 Senior Unsecured Bonds [Member]
Cash flows from financing activities
Issuance cost		$ (1,819)